Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015
Income Statement [Abstract]
Revenue	$ 38,889	$ 0	$ 0	$ 0	$ 0
Costs and Expenses:
Cost of Sales	34,688	0
General and administrative	230,942	3,831	57,825	0	2,529
Technology development	78,009	0
Impairment of assets			792	0	0
Professional fees	346,257	6,773	152,876	2,850	37,123
Depreciation and amortization	60,085	475	1,900	158	1,900
Total costs and operating expenses	749,981	11,079	213,393	3,008	41,552
Other expense:
Interest expense	211,803	2,209
Interest expense - related party			11,698	719	7,257
Total other expense	211,803	2,209	11,698	719	7,257
Net loss before provision for income taxes	(922,895)	(13,288)	(225,091)	(3,727)	(48,809)
Benefit for income taxes	0	0	513	0	0
Net loss	$ (922,895)	$ (13,288)	$ (224,578)	$ (3,727)	$ (48,809)
Weighted average number of common shares outstanding - basic			5,581,370	5,500,000	3,513,699
Weighted average number of common shares outstanding - diluted			5,581,370	5,500,000	3,513,699
Weighted-average common shares used in the computation of loss per share - basic and diluted	7,263,492	5,500,000
Net loss per share - basic			$ (0.04)	$ 0	$ (0.01)
Net loss per share - diluted			$ (0.04)	$ 0	$ (0.01)
Net loss per share - basic and diluted	$ (0.13)	$ (0.00)